FINANCIAL INSTRUMENTS - Hedge accounting (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Hedge accounting
DFI				$ 168
Cash flow hedges | SOFR hedges
Hedge accounting
Principal residual nominal value						$ 184.5
Cash flow hedges | SOFR hedges | Hedge one
Hedge accounting
Annual rate of interest						3.605%
Cash flow hedges | SOFR hedges | Hedge two
Hedge accounting
Annual rate of interest						3.912%
Cash flow hedges | SOFR hedges | Hedge three
Hedge accounting
Annual rate of interest						3.895%
Cash flow hedges | Exchange Rate Hedges | NDF
Hedge accounting
Principal residual nominal value	$ 50.0	$ 752.0	$ 752.0		$ 29.0		¥ 20
DFI				$ 168
Average exchange rate as a result of hedge	1,004	279.8	37